Summary Of Significant Accounting Policies (Narrative) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2012
Advertising Expense	€ 413	€ 391		€ 374
Warranty expense	429		354		469
Research tax credit	€ 518	€ 561		€ 256